Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of prepaid expenses and other current assets

	December 31, 2018	December 31, 2017
VAT and other tax credits	1,421	2,186
Insurance claims receivable, net (1)	11,761	1,025
Deferred insurance premiums	2,604	1,074
Advances to suppliers	494	192
Other	1,232	1,706

Total prepaid expenses and other current assets	$17,512	$6,183

  Includes $11,571 related to the fire incident at the iron ore port terminal in Nueva Palmira, Uruguay.